Variable Interest Entities - Narrative (Details)		12 Months Ended
	Jun. 28, 2013 USD ($)	Dec. 31, 2017 USD ($) rig	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)
Sale Leaseback Transaction [Line Items]
Cash and cash equivalents		$ 1,255,000,000	$ 1,368,000,000	$ 1,044,000,000		$ 831,000,000	[1]
Number of semi submersible rigs under sale leaseback arrangements | rig		2
Term of lease contracts		15 years
Long-term debt due to related parties		$ 314,000,000	330,000,000
Amount due from related parties - current		217,000,000	376,000,000
Short-term debt to related parties		10,000,000	83,000,000
SFL Linus Limited
Sale Leaseback Transaction [Line Items]
Repurchase obligation		100,000,000
Variable Interest Entity, Primary Beneficiary
Sale Leaseback Transaction [Line Items]
Cash and cash equivalents		17,000,000	0
Dividend to non-controlling interests in VIEs		14,000,000	113,000,000
Variable Interest Entity, Primary Beneficiary | North Atlantic Drilling | SFL Linus Limited
Sale Leaseback Transaction [Line Items]
Contingent consideration arrangements, maximum	$ 600,000,000
Lease term	15 years
Affiliated Entity | Ship Finance International Ltd VIEs
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties		$ 314,000,000	330,000,000
Interest rate on related party debt (as percent)		4.50%
Affiliated Entity | Ship Finance International Ltd VIEs | North Atlantic Drilling
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties	$ 195,000,000					$ 125,000,000
Interest rate on related party debt (as percent)	4.50%
Affiliated Entity | SFL Deepwater Limited
Sale Leaseback Transaction [Line Items]
Amount due from related parties - current			26,000,000
Short-term debt to related parties		$ 0
Affiliated Entity | SFL Hercules Ltd
Sale Leaseback Transaction [Line Items]
Amount due from related parties - current			$ 59,000,000

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